Financial Risk Management - Impaired Loans and Advances by Geography and Industry (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 85,129,070	¥ 95,273,845
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	509,482	696,237
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	85,859,927	96,190,726
Gross carrying amount [member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	57,830,627	68,020,094
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	7,961,620	9,578,147
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	145,957	174,021
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	947,765	1,151,989
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,424,054	5,365,225
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,288,767	5,721,005
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,777,862	2,844,546
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	9,017,664	10,101,846
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,255,228	4,885,247
Gross carrying amount [member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	14,629	2,706,641
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	16,363,489	19,096,755
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,633,306	5,178,461
Gross carrying amount [member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	28,029,300	28,170,632
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	372,008	299,746
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,496,646	4,588,001
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	21,023,885	21,041,905
Gross carrying amount [member] | Foreign [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	357,660	404,658
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,779,101	1,836,322
Gross carrying amount [member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	878,868	1,228,688
Gross carrying amount [member] | Impaired [Member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	687,177	990,257
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	76,253	127,581
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	6,386	2,251
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	13,410	28,082
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	20,899	32,880
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	98,419	122,719
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,022	4,135
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	41,939	147,516
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	71,903	112,573
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		7,969
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	319,285	363,305
Gross carrying amount [member] | Impaired [Member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	35,661	41,246
Gross carrying amount [member] | Impaired [Member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	191,691	238,431
Gross carrying amount [member] | Impaired [Member] | Foreign [member] | Public sector [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	21	25
Gross carrying amount [member] | Impaired [Member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1,829	2,371
Gross carrying amount [member] | Impaired [Member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	167,458	199,983
Gross carrying amount [member] | Impaired [Member] | Foreign [member] | Lease financing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances		12,162
Gross carrying amount [member] | Impaired [Member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	22,383	23,890
Less: Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	(491,676)	(680,456)
Less: Allowance for loan losses [member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ (369,386)	¥ (532,451)